Project debt, Movement in project debt, split between cash and non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Project debt [Abstract]
Beginning balance	$ 5,237,614	$ 4,852,348
Cash changes	(636,831)	(254,495)
Non-cash changes	435,410	639,761
Ending balance	$ 5,036,193	$ 5,237,614